Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 2,564	$ 2,041	$ 24,704
Administrative fee revenue from affiliates	14,300	7,868	5,994
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	1,974	1,451
Amount Held as Security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 590	$ 590
Navios Logistics
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	63.80%
Navios Asia
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	51.00%
Navios Partners and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	20.00%
General partner interest of Navios Holdings	2.00%
Navios Acquisition and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	46.20%
Acropolis Chartering and Shipping Inc. ("Acropolis")
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	35.00%
Navios Europe and its subsidiaries
Percentage of Navios Holdings ownership
Ownership percentage of Navios Holdings	47.50%